Research and Development Expenses, Net (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development Expense, Gross		$ 720,527	$ 483,953	$ 374,023
Less: Grants from the OCS and others	[1]	0	(166,046)
Research and Development Expense		720,527	317,907	374,023
Salaries and related expenses [Member]
Research and Development Expense, Gross		144,250	136,578	166,849
Stock-based compensation [Member]
Research and Development Expense, Gross		22,883	48,056
Professional fees [Member]
Research and Development Expense, Gross		31,690	56,377	53,750
Laboratory and materials [Member]
Research and Development Expense, Gross		184,073	124,748	50,858
Patent expenses [Member]
Research and Development Expense, Gross		62,888	24,956	51,846
Liability for minimum royalties expenses [Member]
Research and Development Expense, Gross	[2]	238,000	50,000	35,000
Depreciation [Member]
Research and Development Expense, Gross		24,083	20,526	11,369
Travel expenses [Member]
Research and Development Expense, Gross		6,512	19,419
Insurance and other expenses [Member]
Research and Development Expense, Gross		$ 6,148	$ 3,293	$ 4,351

[1]	See Note 9A and 9D.
[2]	See Note 9B.